Additional Financial Information	12 Months Ended
Dec. 31, 2013
Additional Financial Information

Note 15

Additional Financial Information

The tables that follow provide additional financial information related to our consolidated financial statements:

Income Statement Information

	(dollars in millions)
Years Ended December 31,	2013	2012	2011
Depreciation expense	$15,019	$14,920	$14,991
Interest costs on debt balances	3,421	2,977	3,269
Capitalized interest costs	(754)	(406)	(442)
Advertising expense	2,438	2,381	2,523

Balance Sheet Information

	(dollars in millions)
At December 31,	2013	2012
Accounts Payable and Accrued Liabilities
Accounts payable	$4,954	$4,454
Accrued expenses	3,954	4,529
Accrued vacation, salaries and wages	4,790	5,006
Interest payable	1,199	632
Taxes payable	1,556	1,561

	$16,453	$16,182

Other Current Liabilities
Advance billings and customer deposits	$2,829	$3,554
Dividends payable	1,539	1,494
Other	2,296	1,357

	$6,664	$6,405

Cash Flow Information

	(dollars in millions)
Years Ended December 31,	2013	2012	2011
Cash Paid
Interest, net of amounts capitalized	$2,122	$1,971	$2,629

Common stock has been used from time to time to satisfy some of the funding requirements of employee and shareowner plans, including 24.6 million common shares issued from Treasury stock during 2012, related to dividend payments, which had an aggregate value of $1.0 billion.